UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Ocean Fund Advisors, LLC
           ---------------------------------------------
Address:   100 Wilshire Boulevard, Suite 1850
           Santa Monica, CA  90401
           ---------------------------------------------

Form  13F  File  Number:  28-05963
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Anthony H. Browne
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  310-451-8330
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Anthony H. Browne                Santa Monica, CA                 11/13/2002
---------------------                ----------------                 ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           16
                                              -----------

Form  13F  Information  Table  Value  Total:  $12,228,290
                                              -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP            PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
Capital One Financial          Common           14040H105   209520    6000          Sole              6000      0    0
Citigroup Inc.                 Common           172967101   296500   10000          Sole             10000      0    0
Coca Cola Co                   Common           191216100   959200   20000          Sole             20000      0    0
Freddie Mac                    Common           313400301   234780    4200          Sole              4200      0    0
General Dynamics               Common           369550108   406650    5000          Sole              5000      0    0
Johnson & Johnson              Common           478160104   540800   10000          Sole             10000      0    0
Lockeed Martin Corp            Common           539830109   582030    9000          Sole              9000      0    0
MBNA Corporation               Common           55262L100   211370   11500          Sole             11500      0    0
NASDAQ 100 TR Unit Series      Option           631100104  6319600  305000     Call Sole                 0      0    0
NASDAQ 100 TR Unit Series      Common           631100104   207200   10000          Sole             10000      0    0
Oil SVC Holders Tr OIL         Mutual           678002106   250250    5000          Sole              5000      0    0
Pepsico Inc                    Common           713448108   376890   10200          Sole             10200      0    0
Pharmaceuticals Holders        Common           71712A206   689500   10000          Sole             10000      0    0
Pharmacia Corp                 Common           71713U102   388800   10000          Sole             10000      0    0
Retail Holders Ts              Common           76127U101   355100    5000          Sole              5000      0    0
Schwab Charles Corp            Common           808513105   200100   23000          Sole             23000      0    0